Note 18 - Fair Value Disclosure Measurements - Assets Measured on a Recurring Basis (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Total debt securities	$ 105,733,000	$ 98,322,000
Equity securities in financial institutions	710,000	616,000
Subordinated Debt Securities [Member]
Total debt securities	4,126,000
US Government Agencies Debt Securities [Member]
Total debt securities		7,471,000
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Total debt securities	18,630,000	17,758,000
Fair Value, Recurring [Member]
Total debt securities	105,733,000	98,322,000
Equity securities in financial institutions	710,000	616,000
Total	106,443,000	98,938,000
Fair Value, Recurring [Member] | Subordinated Debt Securities [Member]
Total debt securities	4,126,000
Fair Value, Recurring [Member] | US Government Agencies Debt Securities [Member]
Assets measured on a recurring basis		7,471,000
Fair Value, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Total debt securities	82,977,000	73,093,000
Fair Value, Recurring [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Total debt securities	18,630,000	17,758,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Total debt securities
Equity securities in financial institutions	710,000	616,000
Total	710,000	616,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Subordinated Debt Securities [Member]
Total debt securities
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | US Government Agencies Debt Securities [Member]
Assets measured on a recurring basis
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | US States and Political Subdivisions Debt Securities [Member]
Total debt securities
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Total debt securities
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Total debt securities	105,733,000	98,322,000
Equity securities in financial institutions
Total	105,733,000	98,322,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Subordinated Debt Securities [Member]
Total debt securities	4,126,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | US Government Agencies Debt Securities [Member]
Assets measured on a recurring basis		7,471,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | US States and Political Subdivisions Debt Securities [Member]
Total debt securities	82,977,000	73,093,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Total debt securities	18,630,000	17,758,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Total debt securities
Equity securities in financial institutions
Total
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Subordinated Debt Securities [Member]
Total debt securities
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | US Government Agencies Debt Securities [Member]
Assets measured on a recurring basis
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | US States and Political Subdivisions Debt Securities [Member]
Total debt securities
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Total debt securities